INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Tax rates applicable to the Company

The taxable income of Israeli company is subject to a corporate tax rate of 23% for the years 2024, 2023 and 2022. The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.
Loss before taxes is comprised as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Domestic (Israel)	$(113,276)	$(107,889)	$(109,088)
Foreign	3,585	(7,679)	3,416
Total	$(109,691)	$(115,568)	$(105,672)

Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit)

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating loss carryforward of the Company due to the uncertainty of the realization of such tax benefits and the reversal of uncertain tax positions accrual in the period.

Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforward and other temporary differences.
NOTE 12. INCOME TAXES (cont.)

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Operating loss carryforward	$73,665	$55,189
Share based compensation	94,527	94,807
Research and development	15,449	18,614
Accrued social benefits and other	559	573
Other costs	442	202
Operating lease liability	4,085	4,348
Deferred tax asset before valuation allowance	$188,727	$173,733
Valuation allowance	(182,851)	(164,848)
Total deferred tax assets	$5,876	$8,885

Property and equipment, net	(2,923)	(3,166)
Operating lease right-of-use asset	(4,735)	(5,108)
Deferred tax liabilities	$(7,658)	$(8,274)
Net deferred taxes	$(1,782)	$611

Management currently believes that because the Company and its subsidiaries have a history of losses on a consolidated basis it is more likely than not that the deferred tax regarding the loss carry forward and other temporary differences will not be realized in the foreseeable future.

The net changes in the total valuation allowance for each of the years ended December 31, 2024 and 2023, are comprised as follows:

	December 31, 2024	December 31, 2023
Opening balance	$164,848	$144,444
Additions during the year	18,003	20,404
Ending balance	$182,851	$164,848

Income taxes are comprised as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Current	$(330)	$(749)	$1,748
Deferred	2,393	(611)	—
	$2,063	$(1,360)	$1,748

	December 31, 2024	December 31, 2023	December 31, 2022
Domestic	$84	$92	$136
Foreign	1,979	(1,452)	1,612
	$2,063	$(1,360)	$1,748
NOTE 12. INCOME TAXES (cont.)

Uncertain tax positions

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31, 2024	December 31, 2023
Opening balance	$685	$1,726
Tax positions reversed in current year related to previous years	(685)	(1,315)
Tax positions taken in current year	—	240
Accrued interest	—	34
Ending Balance	$—	$685

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate. The Company recognizes interest and penalties, if any, related to unrecognized tax positions in income tax expense. The Company believes that its income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position.

Tax assessments

The Company has subsidiaries around the world subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries are subject to tax are Israel, the U.S, and the U.K.

Income tax returns are open for examination for the tax years 2020-2024 in Israel, 2015-2024 in the U.S., and 2021-2024 in the U.K. As a global organization, the Company may be subject to a variety of transfer pricing challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the consolidated financial statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the consolidated financial statements.

Net operating loss carryforward

As of December 31, 2024, the Company and its subsidiaries had net operating carry forward losses for tax purposes which may be carried forward and offset against taxable income in the future for an indefinite period.

Name of Subsidiary	Net Operating Loss Carryforwards
REE Automotive Ltd	$316,718
REE Automotive UK Limited	$3,228
REE Automotive USA Inc.	$6
REE Automotive Japan K.K.	$60